Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Intangible assets subject to amortization:
Finite-Lived Intangible Assets, Net	¥ 1,166,972	¥ 1,164,894
Intangible assets not subject to amortization:
Indefinite-lived Intangible Assets	20,571	20,100
Total	1,149,539	1,184,994
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Intangible assets not subject to amortization:
Less: Intangible assets in transferred business of MUFG Union Bank	38,004	0
Mortgage servicing rights
Intangible assets not subject to amortization:
Indefinite-lived Intangible Assets	12,053	11,355
Software
Intangible assets subject to amortization:
Finite-Lived Intangible Assets, Net	788,935	776,429
Customer relationships
Intangible assets subject to amortization:
Finite-Lived Intangible Assets, Net	258,860	265,155
Core deposit intangibles
Intangible assets subject to amortization:
Finite-Lived Intangible Assets, Net	59,393	62,021
Trade names
Intangible assets subject to amortization:
Finite-Lived Intangible Assets, Net	49,388	50,793
Other
Intangible assets subject to amortization:
Finite-Lived Intangible Assets, Net	¥ 10,396	¥ 10,496